Commitments and Contingencies (Details) - Schedule of Contractual Obligations ¥ in Thousands, $ in Thousands		Jun. 30, 2023 CNY (¥)		Jun. 30, 2023 USD ($)		Jun. 05, 2023 USD ($)	Jun. 01, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Commitments and Contingencies (Details) - Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings		¥ 10,000	[1]	$ 1,379	[1]			¥ 10,000
Operating lease liabilities	[2]	5,632		776
Loan payable to WuYi Transportation Construction	[3]	6,500		896
Payables to Ningbo Meishan Bonded Port Zone Chenhui Investment Partnership Enterprise (Limited Partnership)	[4]	1,281		177
Total		¥ 23,413		3,228
Payment due by period Less than 1 year [Member]
Commitments and Contingencies (Details) - Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings
Operating lease liabilities	[2]						1,271
Loan payable to WuYi Transportation Construction	[3]						6,500
Payables to Ningbo Meishan Bonded Port Zone Chenhui Investment Partnership Enterprise (Limited Partnership)	[4]						1,281
Total							$ 9,477
Payment due by period 1-3 years [Member]
Commitments and Contingencies (Details) - Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]			10,000
Operating lease liabilities	[2]			1,837
Loan payable to WuYi Transportation Construction
Payables to Ningbo Meishan Bonded Port Zone Chenhui Investment Partnership Enterprise (Limited Partnership)
Total				11,785
Payment due by period 3-5 years [Member]
Commitments and Contingencies (Details) - Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings
Operating lease liabilities	[2]			1,967
Loan payable to WuYi Transportation Construction
Payables to Ningbo Meishan Bonded Port Zone Chenhui Investment Partnership Enterprise (Limited Partnership)
Total				$ 1,991
Payment due by period More than 5 years [Member]
Commitments and Contingencies (Details) - Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings
Operating lease liabilities	[2]					557
Loan payable to WuYi Transportation Construction
Payables to Ningbo Meishan Bonded Port Zone Chenhui Investment Partnership Enterprise (Limited Partnership)
Total						$ 1,013

[1]	Youxu Zibo’s commitment for long-term bank borrowings as of June 30, 2023 is discussed in Note 13 BANK BORROWINGS.
[2]	Our commitment for minimum lease payments under the remaining operating leases as of June 30, 2023, 2022 is discussed in Note 15 LEASES.
[3]	ZJ Youguan’s commitment for loan payable to WuYi Transportation Construction as of June 30, 2023 is discussed in Note 16 LOAN PAYABLES and Note 23 SUBSEQUENT EVENTS.
[4]	AHYS’s commitment for the payables to Ningbo Meishan Bonded Port Zone Chenhui Investment Partnership Enterprise (Limited Partnership) as of June 30, 2023 is discussed in Note 23 SUBSEQUENT EVENTS.